CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 13,759	$ 17,107
Restricted deposits	3,637	3,573
Short-term bank deposits	31,100	15,100
Available-for-sale marketable securities	57,345	48,663
Trade receivables, net (net of allowance for credit losses $ 9,148 and $9,611 on June 30, 2026 and December 31, 2025, respectively)	25,170	17,451
Other receivables and prepaid expenses	9,403	9,906
Inventories	17,497	13,180
Total current assets	157,911	124,980
NON-CURRENT ASSETS:
Severance pay fund	333	295
Restricted deposit	666	3,327
Operating lease right-of-use assets	6,547	5,518
Other assets	957	732
Property and equipment, net	5,319	6,014
Goodwill	31,833	31,833
Total non-current assets	45,655	47,719
Total assets	203,566	172,699
CURRENT LIABILITIES:
Trade payables	1,418	938
Employees and payroll accruals	8,782	9,254
Deferred revenues	45,613	24,700
Short-term operating lease liabilities	1,588	348
Other payables and accrued expenses	12,530	11,919
Total current liabilities	69,931	47,159
LONG-TERM LIABILITIES:
Deferred revenues	8,334	5,912
Long-term operating lease liabilities	5,331	5,392
Accrued severance pay	645	886
Total long-term liabilities	14,310	12,190
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value: 200,000,000 shares authorized, 50,198,549 and 49,461,282 shares issued and 49,382,549 and 48,645,282 shares outsatanding as of June 30, 2026 and December 31, 2025, respectively.	1,306	1,281
Additional paid-in capital	378,142	375,430
Treasury share at cost - 816,000 shares as of June 30, 2026 and December 31, 2025.	(3,998)	(3,998)
Accumulated other comprehensive income	1,354	2,632
Accumulated deficit	(257,479)	(261,995)
Total shareholders' equity	119,325	113,350
Total liabilities and shareholders' equity	$ 203,566	$ 172,699